Liabilities under insurance contracts (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Schedule of liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets
The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.i) is as follows:

EUR million
	2023	2022	2021
Liabilities relating to insurance contracts	17,799	16,426	18,560
Component of the present value of future cash flows (BEL)	16,627	15,206	17,196
Risk adjustment (RA)	211	154	185
Contractual service margin (CSM)	424	481	592
Remaining coverage liability	71	78	75
Liabilities for incurred claims (LIC)	466	507	512